Related-Party Transactions, Agreements (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) option	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction
Receivables from affiliate related to third-party revenues | $		$ 105	$ 83	$ 28
Other Commitments
2016, Commitment | $		169
2017, Commitment | $		169
2018, Commitment | $		169
2019, Commitment | $		169
2020, Commitment | $		169
Indemnification deductible | $		$ 1
Commercial Agreements
Related Party Transaction
Length of time to apply shortfall payments (months)		3 months
Transportation Services Agreement (High Plains Pipeline System)
Related Party Transaction
Initiation date		April 2011
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Refinery shutdown notice period (months)	[1]	12 months
Second Amended and Restated Trucking Transportation Services Agreement (High Plains System)
Related Party Transaction
Initiation date		April 2011
Term (years)		5 years
Renewals, number (options)		1
Renewals, term (years)		5 years
Refinery shutdown notice period (months)	[1]	12 months
Second Amended and Restated Master Terminalling Services Agreement
Related Party Transaction
Initiation date		April 2011
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Refinery shutdown notice period (months)	[1]	12 months
Amended Salt Lake City Storage and Transportation Services Agreement
Related Party Transaction
Initiation date		April 2011
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Refinery shutdown notice period (months)	[1]	12 months
Amorco Terminal Use and Throughput Agreement (Martinez Marine)
Related Party Transaction
Initiation date		April 2012
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Refinery shutdown notice period (months)	[1]	12 months
Amended Anacortes Track Use and Throughput Agreement
Related Party Transaction
Initiation date		November 2012
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Carson Storage Services Agreement
Related Party Transaction
Initiation date		June 2013
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Amended and Restated Master Terminalling Services Agreement - Southern California
Related Party Transaction
Initiation date		June 2013
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Long Beach Storage Services Agreement
Related Party Transaction
Initiation date		December 2013
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Amended Transportation Services Agreement (SoCal Pipelines)
Related Party Transaction
Initiation date		December 2013
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Carson Coke Handling Services Agreement
Related Party Transaction
Initiation date		December 2013
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Amended and Restated Long Beach Berth Access Use and Throughput Agreement
Related Party Transaction
Initiation date	[2]	December 2013
Term (years)	[2]	10 years
Renewals, number (options)	[2]	2
Renewals, term (years)	[2]	5 years
Term of modification option (years)	[2]	20 years
Long Beach Berth Throughput Agreement
Related Party Transaction
Initiation date	[2]	December 2013
Term (years)	[2]	10 years
Renewals, number (options)	[2]	2
Renewals, term (years)	[2]	5 years
Term of modification option (years)	[2]	20 years
Long Beach Pipeline Throughput Agreement
Related Party Transaction
Initiation date		December 2013
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Terminalling Services Agreement - Nikiski
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Terminalling Services Agreement - Anacortes
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Terminalling Services Agreement - Martinez
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Storage Services Agreement - Anacortes
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Martinez Dedicated LPG Storage Agreement
Related Party Transaction
Initiation date		July 2014
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Tesoro Alaska Pipeline Throughput Agreement
Related Party Transaction
Initiation date		September 2014
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Carson II Storage Services Agreement
Related Party Transaction
Initiation date		November 2015
Term (years)		10 years
Renewals, number (options)		2
Renewals, term (years)		5 years
Third Amended and Restated Omnibus Agreement
Other Commitments
Amendment date		Nov. 12, 2015
Omnibus agreement annual fee | $		$ 9
Indemnification deductible | $		1
Anacortes Truck Rack Construction Agreement
Other Commitments
Operational services fee | $		22
Keep-Whole Commodity Fee Agreement
Related Party Transaction
Term (years)			5 years
Secondment and Logistics Services Agreement
Other Commitments
Operational services fee | $		$ 2
Los Angeles Terminal Assets Acquisition
Other Commitments
Years to identify conditions after the date of purchase (years)		5 years
Los Angeles Logistics Assets Acquisition
Other Commitments
Years to identify conditions after the date of purchase (years)		10 years

[1]	Fixed minimum volumes remain in effect during routine turnarounds.
[2]	Agreement gives Tesoro the option to renew for two five-year terms, or Tesoro may modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.